Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Intangible Assets
Goodwill and Intangible Assets
The Company’s goodwill related to the acquisitions of PartnerRe SA, Winterthur Re, Paris Re and Presidio and intangible assets related to the acquisitions of Paris Re, Presidio, Aurigen and Claims Analytics at December 31, 2018 and 2017 were as follows (in thousands of U.S. dollars):

2018	Goodwill	Definite- lived intangible assets	Indefinite- lived intangible asset	Total intangible assets
Balance at January 1	$456,380	$150,679	$9,555	$160,234
Acquired during the year(1)	—	4,138	—	4,138
Intangible assets amortization	n/a	(35,473)	n/a	(35,473)
Balance at December 31	$456,380	$119,344	$9,555	$128,899

2017	Goodwill	Definite- lived intangible assets	Indefinite- lived intangible asset	Total intangible assets
Balance at January 1	$456,380	$99,742	$7,350	$107,092
Acquired during the year(2)	—	75,583	2,205	77,788
Intangible assets amortization	n/a	(24,646)	n/a	(24,646)
Balance at December 31	$456,380	$150,679	$9,555	$160,234

n/a: Not applicable
(1) In June 2018, the Company completed the acquisition for 100% of the assets in Claim Analytics Inc., a Canadian based provider of predictive analytics solutions for the insurance industry. In relation to this acquisition, the Company recorded intangible assets related to customer relationships of $4 million.
(2) In April 2017, the Company completed the acquisition of Aurigen. The Company recorded intangible assets related to the life value of business acquired (life VOBA) of $76 million and insurance licenses of $2 million. A bargain purchase gain of less than $1 million was included in Other income in the Consolidated Statement of Operations for the year ended December 31, 2017 representing the excess of fair value of the net assets acquired over the purchase price.
The gross carrying value and accumulated amortization of intangible assets included in the Consolidated Balance Sheets at December 31, 2018 and 2017 were as follows (in thousands of U.S. dollars):

	December 31, 2018			December 31, 2017
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Definite-lived intangible assets:
Unpaid losses and loss expenses (1)	$191,196	$191,196	$—	$191,196	$168,581	$22,615
Renewal rights	48,163	31,828	16,335	48,163	27,909	20,254
Customer relationships	67,546	36,188	31,358	63,408	29,353	34,055
Life VOBA	75,583	3,932	71,651	75,583	1,828	73,755
Total definite-lived intangible assets	$382,488	$263,144	$119,344	$378,350	$227,671	$150,679
Indefinite-lived intangible asset:
Insurance licenses	9,555	n/a	9,555	9,555	n/a	9,555
Total intangible assets	$392,043	$263,144	$128,899	$387,905	$227,671	$160,234

n/a: Not applicable
(1) The remaining intangible asset balance for unpaid losses and loss expenses was reduced to $nil in 2018 following commutation of the related business (see Notes 5 and 8(a)).

Definite-lived intangible assets are amortized over a period of 10-13 years for renewal rights and customer relationships, and 100 years for life VOBA.
The allocation of the goodwill to the Company’s segments at December 31, 2018 and 2017 was as follows (in thousands of U.S. dollars):

	2018	2017
P&C segment (1)	$242,376	$241,530
Specialty segment	196,047	196,047
Life and Health segment (1)	17,957	18,803
Total	$456,380	$456,380

(1) In 2018, the executive management responsibility and reporting for U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, goodwill related to the U.S. health business was moved from the Life and Health segment to the P&C segment.
The estimated amortization expense for each of the five succeeding fiscal years related to the Company’s definite-lived intangible assets was as follows (in thousands of U.S. dollars):

Year	Amount
2019	$11,350
2020	9,941
2021	8,820
2022	8,912
2023	7,924
Total	$46,947